Short Term Debt - Summary of Short-Term Debt (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Total notes payable	$ 1,208,000	$ 1,068,000
Less: unamortized debt discounts	(432,190)	(60)
Short term debt	775,810	182,669
Less: current maturities	(775,810)	(142,940)
Long term debt		39,729
Short-term Debt One [Member]
Total notes payable	90,000
Short-term Debt Two [Member]
Total notes payable	50,000
Short-term Debt Three [Member]
Total notes payable
Short-term Debt Four [Member]
Total notes payable
Short-term Debt Five [Member]
Total notes payable
Short Term Debt Six [Member]
Total notes payable	925,000	925,000
Short-term Debt Seven [Member]
Total notes payable	$ 143,000	$ 143,000